Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared according to generally accepted accounting principles in the United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The Company's revenues are generated mainly in U.S. dollars ("dollar"). In addition, a significant portion of the costs of the Company and its subsidiaries is incurred in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the dollar.

Accordingly, the Company's and its subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured into dollars in accordance with ASC 830, "Foreign Currency Matters." Amounts in currencies other than dollars have been remeasured as follows:

Monetary balances - at the exchange rate in effect on the balance sheet date;

Non monetary balances - at the exchange rates in effect as of the date of the transactions;

All exchange gains and losses from the remeasurement mentioned above are reflected in the statements of operations under financial income, net.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash and cash equivalents:

Cash and cash equivalents include short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at the date of purchase.

e.	Marketable securities:

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt and Equity Securities." Management determines the appropriate classification of its investments in debt securities at the time of purchase and reevaluates such determinations at each balance sheet date. As of December 31, 2010 and 2011, the Company classified its marketable securities (except for auction rate securities) as held-to-maturity securities and the auction rate securities as available-for-sale.

Securities classified as available-for-sale are stated at fair value, with unrealized gains and losses reported in accumulated other comprehensive income (loss) until realized, a separate component of shareholders' equity, net of taxes. Realized gains and losses on sales of investments, as determined on a specific identification basis, are included in the consolidated statements of operations. The Company presented its available-for-sale securities in long-term investments (see Note 3b).

Debt securities are classified as held-to-maturity since the Company has the intent and ability to hold these securities to maturity. These securities are stated at amortized cost and are therefore adjusted for amortization of premiums or accretion of discounts to maturity. Such amortization, accretion and interest on the debt securities are included in financial income, net.

The Company adopted ASC 320, "Recognition and Presentation of Other-Than-Temporary Impairment." This guidance clarifies the interaction of the factors that should be considered when determining whether a debt security is other than temporarily impaired; provides guidance as to the amount of other-than-temporary impairment recognized in earnings and other comprehensive income; and expands the disclosures required for other-than-temporary impairments for debt and equity securities. The guidance requires an entity to assess whether it intends to sell, or it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis. If either of those criteria is met, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income. The Company adopted this guidance on April 1, 2009, and reclassified $ 1,198 of the non-credit related portion of other-than-temporary impairment losses recognized in prior period earnings as a cumulative effect adjustment that increased retained earnings and decreased accumulated other comprehensive income at April 1, 2009. (See also Note 3b).

f.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months but less than one year. The deposits are in dollars and bear interest at an annual weighted average rate of 1.36% and 1.70% at December 31, 2010 and 2011, respectively. The short-term deposits are presented at their cost, including accrued interest.

g.	Inventories:

Inventories are stated at the lower of cost or market value.

Cost is determined as follows:

Raw materials and finished products - using the average cost method.

Inventory write-offs and write-down provisions are recorded to cover risks arising from slow-moving items and/or technological obsolescence. The Company periodically evaluates the quantities on hand relative to historical and projected sales volume (which is determined based on an assumption of future demand and market conditions) and the age of the inventory. Based on this evaluation, provisions are made when required to write inventory down, recorded as part of cost of revenues in consolidated statement of operations. During the years ended December 31, 2009, 2010 and 2011, the Company wrote-off and wrote down inventory due to slow-moving items and/or technological obsolescence in the amounts of $ 304, $ 350 and $ 530, respectively.

h.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	7 - 15
Motor vehicles	15
Leasehold improvements	Over the shorter of the term of the lease or useful lives

i.	Goodwill and intangible assets:

Goodwill reflects the excess of the purchase price of a business acquired over the fair value of net assets acquired. Intangible assets consist of acquired technology, distribution network, customer relationships and IPR&D.

The Company follows the provisions of ASC 350, "Intangibles - Goodwill and Other" ("ASC 350"), according to which goodwill is not amortized but instead is tested for impairment at least annually (or more frequently if impairment indicators arise) at the reporting unit level. The reporting unit is described as an operating segment as that term is used in ASC 280, "Segment Reporting" ("ASC 280"), or one level below the operating segment. The Company has allocated all of its goodwill (including goodwill recorded as part of the Aethra acquisition) to the VBU reporting unit.

ASC 350 prescribes a two-phase process for impairment testing of goodwill.

In the first phase of impairment testing, goodwill attributable to each of the reporting units is tested for impairment by comparing the fair value of each reporting unit with its carrying value. For purpose of performing step one of the impairment test the Company estimated the fair value of the reporting unit according to the discounted cash flows (a present value technique). If the carrying value is less than the fair value, no impairment exists and the second step does not need to be completed. If the carrying value is higher than the fair value, there is an indication that impairment may exist, and a second step must be completed, to compute the amount of impairment. As of December 31, 2009, 2010 and 2011, no indication of impairment was identified. As a result, step two was not required.

Intangible assets are amortized over their useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up, in accordance with ASC 350. The Company amortizes its intangible assets on a straight-line basis, except for customer relationships (see also Note 1c and Note 2j).

j.	Impairment of long-lived assets:

Long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" and ASC 205, "Presentation of Financial Statements" ("ASC 360" and "ASC 205," respectively), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment exists when the carrying value of the asset exceeds the aggregate undiscounted cash flows expected to be generated by the asset. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. As of December 31, 2009, 2010 and 2011, no impairment losses were identified.

k.	Severance pay:

The Company's liability for severance pay is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company covers this liability by monthly deposits to insurance policies and by an accrual.

The value of these policies is recorded as an asset in the Company's balance sheet. The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only once an employee is entitled to severance pay pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies and includes immaterial profits.

Severance pay expense for the years ended December 31, 2009, 2010 and 2011 amounted to approximately $ 1,182, $ 1,497 and $ 1,570, respectively.

l.	Derivative instruments:

ASC 815, "Derivatives and Hedging" ("ASC 815"), requires companies to recognize all of their derivative instruments as either assets or liabilities in the balance sheet at fair value.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Any gain or loss on a derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item is recognized in current earnings or losses during the period of change.

The Company entered into derivative instrument arrangements to hedge a portion of its anticipated New Israeli Shekel ("NIS") payroll payments. These derivative instruments are designated as cash flows hedges, as defined by ASC 815, as amended, and are highly effective. The Company measures the fair value of the contracts in accordance with ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820") at Level 2. As of December 31, 2011, the Company had outstanding forward exchange contracts for the acquisition of NIS 3.7 million in consideration for $ 1,013 maturing in January 2012. As of December 31, 2011, the Company recorded accumulated unrealized loss in accumulated other comprehensive loss in the amount of $ 50 from its forward contracts with respect to anticipated payroll payments expected in 2012. Such amount is expected to be recorded in earnings in 2012.

For the years ended December 31, 2009, 2010 and 2011, the Company recognized earnings of $ 155, a loss of $ 389 and earnings of $ 299, respectively, as a result of these hedging activities. These hedge activities were recorded as part of cost of revenues, research and development, selling and marketing and general and administrative expenses in accordance with the classifications of payroll expenses as part of the consolidated statements of operations.

For the years ended December 31, 2011, 2010 and 2009, the Company recorded a loss of $ 1 and $75 and income of $ 200, respectively, due to ineffectiveness of payroll hedging activities in financial income, net.

m.	Revenue recognition:

The Company and its subsidiaries generate revenues mainly from: 1) sales of videoconferencing products, or VBU products; 2) licensing the rights to use their software products and royalty income, or TBU products; 3) maintenance and support, and 4) professional services. The Company and its subsidiaries sell their VBU products mainly through original equipment manufacturers, system integrators and value added resellers, all of whom are considered end-users.

In accordance with ASC 605, "Revenue Recognition", the Company recognizes revenue when persuasive evidence of an arrangement exists, title and risk of loss have transferred, product payment is not contingent upon performance of installation or service obligations, the price is fixed or determinable, and collectability is reasonably assured. In instances where final acceptance of the product or service is specified by the customer, revenue is deferred until all acceptance criteria have been met. Additionally, the Company generally recognizes maintenance service revenues on its hardware and software products ratably over the service period, and other services upon the completion of installation or professional services provided.

Most of the Company's products are integrated with software that is essential to the functionality of the equipment. Additionally, the Company provides unspecified software upgrades and enhancements related to most of these products through maintenance contracts.

Starting January 1, 2011 the Company adopted the guidance of ASU 2009-13, Multiple-Deliverable Revenue Arrangements, (amendments to FASB ASC Topic 605, Revenue Recognition) ("ASU 2009-13") and ASU 2009-14, Certain Arrangements That Include Software Elements (amendments to FASB ASC Topic 985, Software) ("ASU 2009-14") for applicable transactions. ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendment eliminates the residual method of revenue allocation and requires revenue to be allocated using the relative selling price method. ASU 2009-14 removes tangible products from the scope of software revenue guidance and provides guidance on determining whether software deliverables in an arrangement that includes a tangible product are covered by the scope of the software revenue guidance. The Company adopted this accounting guidance on a prospective basis for applicable transactions originating or materially modified beginning on or after January 1, 2011.

A multiple-element arrangement includes the sale of one or more tangible product offerings with one or more associated services offerings, each of which are individually considered separate units of accounting. The determination of the Company's units of accounting did not change with the adoption of the revenue recognition guidance. Beginning with new or materially modified arrangements as of January 1, 2011, the Company allocates revenue to each element in a multiple-element arrangement based upon the relative selling price of each deliverable. When applying the relative selling price method, the Company determines the selling price for each deliverable using vendor-specific objective evidence ("VSOE") of selling price, if it exists, or third-party evidence ("TPE") of selling price. If neither VSOE nor TPE of selling price exist for a deliverable, the Company uses its best estimate of selling price (hereinafter "estimated selling price" or "ESP") for that deliverable. Revenue allocated to each element is then recognized when the other revenue recognition criteria are met for each element.

The VSOE of fair value of the maintenance and support services is determined based on the price charged when sold separately (i.e. when renewed) and based on management's estimations. For substantially all of the arrangements with multiple deliverables pertaining maintenance and support services the Company has used and intends to continue using VSOE to allocate the selling price of maintenance and support services.

Consistent with its methodology under previous accounting guidance,VSOE is established based on the Company's standard pricing and discounting practices for the specific product or service when sold separately. In determining VSOE, the Company requires that a substantial majority of the selling prices for a product or service fall within a reasonably narrow pricing range. When VSOE cannot be established, the Company attempts to establish the selling price of each element based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately.

When the Company is unable to establish the selling price using VSOE or TPE, the Company uses ESP in its allocation of arrangement consideration. ESP represents the price at which the Company would transact a sale if the element was sold on a stand-alone basis.

The Company determines ESP for a product by reviewing historical transactions taking into consideration the go-to-market strategy. The Company also  considers other multiple factors including, but not limited to: the cost to produce the product; the anticipated margin on that product; the economic conditions, geographies and market trends; the selling price and profit margin for similar products; and its ongoing pricing strategy and policies.

The Company regularly reviews its basis for establishing VSOE, TPE and ESP. There were no material impacts during the year ended December 31, 2011nor does the Company currently expect a material impact in the near term from changes in VSOE, TPE or ESP.

The Company accounted for transactions which contain tangible products entered into prior to January 1, 2011 and for its all of its software licensing sales which do not contain tangible products in accordance with ASC 985-605, "Software Revenue Recognition." ASC 985-605 generally requires revenue earned on software arrangements involving multiple elements to be allocated to each element based on the relative fair value of the elements. In addition, according to ASC 985-605, revenues should be allocated to the different elements in the arrangement under the "residual method" when VSOE of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. Under the residual method, at the outset of the arrangement with the customer, the Company defers revenue for the fair value of its undelivered elements (usually maintenance and support) and recognizes revenue for the remainder of the arrangement fee attributable to the elements initially delivered in the arrangement (software products) when all other criteria in ASC 985-605 have been met. Any discount in the arrangement is allocated to the delivered element.

In arrangements which include software, support/maintenance and services a determination is made whether the service element can be accounted for separately. In order for the service element to be accounted for separately, (a) sufficient VSOE of fair value should exist to permit allocation of the revenue to the various elements of the arrangement, (b) the services must not be essential to the functionality of any other element in the arrangement, and (c) the service must be described in the contract such that the total price of the arrangement would be expected to vary as the result of the inclusion or exclusion of the services. If all such criteria are not met the Company accounts for the services together with the other elements in the arrangement as applicable.

Certain royalty agreements provide for per unit royalties to be paid to the Company based on the shipments by customers of units containing the Company's products. Revenues under such agreements are recognized at the time of delivery by customers, as they are reported to the Company by these customers and all other revenue recognition criteria have been met. Non-refundable payments on account of future royalties where no future obligation exists are recognized upon the signing of such arrangement and all other revenue recognition criteria have been met.

Revenues from software licenses and sale of products that require significant customization, integration and installation are recognized based on ASC 605-35, "Construction-Type and Production-Type Contracts," according to which revenues are recognized on a percentage of completion basis. Percentage of completion is determined based on the "Output Method" upon completion of milestones, and when collectability is probable. After delivery of milestones, if uncertainty exists about customer acceptance, revenue is not recognized until acceptance. Provisions for estimated losses on uncompleted contracts are recognized in the period in which the likelihood of the losses is identified. As of December 31, 2010 and December 31, 2011, no such estimated losses were identified.

The Company believes that the use of the percentage of completion method is appropriate as the Company has the ability to make reasonably dependable estimates of the extent of progress towards completion, contract revenues and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights regarding services to be provided and received by the parties to the contracts, the consideration to be exchanged and the manner and terms of settlement. In all cases, the Company expects to perform its contractual obligations and its licensees are expected to satisfy their obligations under the contract. According to ASC 605-35, costs that are incurred and are directly associated with a specific anticipated contract are being deferred, subject to evaluation of their probable recoverability, and recorded as unbilled contract costs.

Deferred revenue includes unearned amounts received under maintenance and support contracts, and amounts received from customers but not recognized as revenues due to the fact that these transactions did not meet the revenue recognition criteria.

The Company and its subsidiaries generally do not grant a right of return to their customers. In accordance with ASC 605, "Revenue Recognition" the Company records a provision for estimated product returns at the time product revenues are recognized based on the Company's historical experience. As of December 31, 2010 and 2011, the Company's provision for product returns was $ 255 and $ 233, respectively.

n.	Research and development costs:

Research and development costs are charged to the statements of operations as incurred. ASC 985, "Software", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release has been insignificant. Therefore, all research and development costs have been expensed.

o.	Income taxes:

The Company utilizes the liability method of accounting for income taxes as set forth in ASC 740, "Income Taxes." Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse. A valuation allowance is recorded when it is more likely than not that the deferred tax assets will not be realized.

The Company applies ASC 740-10-55. ASC 740-10-55 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits in its provision for income tax.

p.	Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, short-term bank deposits, accounts receivable, trade payables and accrued expenses and other accounts payables, approximate fair value because of their generally short maturities.

The fair value of foreign currency contracts, (used for hedging purposes) (see note 2(1) and note 5) is estimated by obtaining current quotes from banks.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	-	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3	-	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

q.	Warranty:

The Company typically offers a one-year warranty on all of its products. The specific terms and conditions of those warranties vary depending upon the product sold and country in which the Company does business. The Company estimates the costs that may be incurred under its basic warranty and records a liability in the amount of such costs at the time product revenue is recognized. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

Liability for warranty expense is included in "Accrued expenses and other accounts payable" in the accompanying consolidated balance sheets. The roll forward of the liability for 2010 and 2011 was as follows:

	December 31,
	2010	2011

Balance, beginning of year	$520	$699
Additions to the accrual - costs of product revenue	865	329
Usage	(686)	(521)

Balance, end of year	$699	$507

r.	Accounting for stock-based compensation:

The Company applies ASC 718, "Compensation - Stock Compensation" ("ASC 718"), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors to be based on estimated fair values.

ASC 718 requires companies to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company estimates option values using the Black-Scholes-Merton option pricing model that uses the weighted average assumptions noted in the table below. Expected volatility was calculated based upon actual historical stock price movements over a period equal to the expected term of the options. Estimated forfeitures are based on actual historical pre-vesting forfeitures. The Company derived the expected term assumption based on the provisions of SAB 110, which states that a company will determine its expected terms according to its historical exercise data for share option grants with sufficient exercise experience, except for options which were re-priced, for which the expected term of the options before the re-pricing was calculated using the binomial method.

The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends, therefore estimated dividend yield is 0%. The Company recognized the compensation expense over the requisite service period using the straight-line method.

The fair value of the options granted in 2009, 2010 and 2011 was estimated at the date of grant with the following weighted average assumptions:

	Year ended December 31,
	2009	2010	2011

Risk free interest rate	1.76%	1.39%	1.22%
Dividend yields	0%	0%	0%
Volatility	45.6%	49.5%	49.6%
Expected life (years)	3.55	4.13	4.11

The Company applies ASC 718 and ASC 505-50 with respect to options issued to non-employees which requires the use of option valuation models to measure the fair value of the options at the measurement date.

s.	Concentration of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, marketable securities, short-term bank deposits, trade receivables and derivatives.

The majority of the Company's cash and cash equivalents, short-term bank deposits and derivatives are invested in dollar investments with major banks in Israel and the United States. Such cash and cash equivalents and short-term bank deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. However, management believes that the financial institutions that hold the Company's investments are institutions with high credit standing and accordingly, low credit risk exists with respect to these investments.

The marketable securities of the Company include investments in debentures of corporations and debt investments of the states and auction rates securities. The Company's investment policy, approved by the Board of Directors, limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The trade receivables of the Company and its subsidiaries are derived from sales to organizations located mainly in America, Europe, the Far East and Israel. The Company and its subsidiaries perform ongoing credit evaluations of their customers and to date have not experienced any material losses. An allowance for doubtful accounts is determined with respect to those amounts that the Company and its subsidiaries have determined to be doubtful of collection. In certain circumstances, the Company and its subsidiaries may require letters of credit, other collateral or additional guarantees. When uncertainty of collectability exists, the Company and its subsidiaries defer revenues until collection.

t.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during the year. Diluted net loss per share also includes the effect of dilutive stock options outstanding during the year, all in accordance with ASC 260, "Earning per Share."

u.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income" ("ASC 220"). ASC 220 establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders.

The Company determined that its items of comprehensive income (loss) relate to unrealized gains and losses on hedging derivative instruments and unrealized gains and losses on available-for-sale securities.

v.	Treasury shares:

The Company repurchases its Ordinary shares from time to time in the open market and holds such shares as treasury shares. The Company presents the cost to repurchase treasury shares as a reduction in shareholders' equity.

When treasury shares are reissued, the Company accounts for the re-issuance in accordance with ASC 505-30, "Treasury Stock" and charges the excess of the purchase cost over the re-issuance price (loss) to retained earnings. The purchase cost is calculated based on the weighted average method. In the event that the purchase cost is lower than the re-issuance price, the Company credits the difference to additional paid-in capital.

w.	Recently issued accounting pronouncements:

In May 2011, the Financial Accounting Standards Board ("FASB") issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The currently available option to disclose the components of other comprehensive income within the statement of stockholders' equity will no longer be available. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The adoption of the standard will have no impact on our financial position or results of operations, but will result in a change in the presentation of our basic consolidated financial statements. The Company is still evaluating whether to present other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In September 2011, the FASB amended the guidance on the annual testing of goodwill for impairment. The amended guidance will allow companies to assess qualitative factors to determine if it is more likely than not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.